General and administrative expenses (Tables)	12 Months Ended
Dec. 31, 2024
General and Administrative Expenses [Abstract]
Summary Of Detailed Information About General And Administrative Expenses	General and administrative expenses

(in €‘000)	2024	2023	2022
Employee benefits expenses	24,989	42,796	65,089
Depreciation of property, plant and equipment	109	257	185
Depreciation of right-of-use assets	6,247	5,949	5,676
Amortization of intangible assets including impairment	1,562	723	577
IT costs	4,173	4,037	3,307
Housing and facility costs	1,167	764	490
Travelling costs	949	942	398
Legal, accounting and consulting fees	(432)	32,908	73,867
Insurance costs	4,564	4,276	7,164
Other costs	7,315	6,305	7,891
Share-based payment expenses - SPAC Transaction	—	—	158,714
Total	50,643	98,957	323,358